Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	59.890668	37.807879	18.774210
Average rate	0		16.580667
Australian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.423804	1.416593	1.279580
Average rate	1.438543	1.334300	1.308997
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	4.030696	3.874806	3.308005
Average rate	3.940998	3.634827	3.201667
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.299449	1.362882	1.253982
Average rate	1.329140	1.293896	1.303248
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3,272.63	3,246.70	2,988.60
Average rate	3,305.84	2,967.36	2,965.94
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	6.961461	6.877787	6.507500
Average rate	6.886265	6.581607	6.785290
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.890155	0.873362	0.833819
Average rate	0.892577	0.845697	0.886817
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	18.845242	19.682728	19.735828
Average rate	19.334915	19.195084	18.811612
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.757344	0.781249	0.739790
Average rate	0.784062	0.750773	0.773029
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.317006	3.369998	3.244558
Average rate	3.346670	3.284477	3.267432
South Korea [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,154.54	1,115.40	1,067.63
Average rate	1,160.69	1,095.46	1,134.04
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	14.044287	14.374909	12.345193
Average rate	14.512975	13.105486	13.338803